INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Income And Expenses [Abstract]
Summary of Other Income Expense

In thousands of euro	Note	2021	2020	2019
A. Other income
Government grants		—	1,023	1,865
Gain on disposal of fixed assets		—	6	546
Gain from cancellation of leases	6	1,097	1,036	64
Other income		451	297	108
Total other income		1,548	2,362	2,583
B. Other expenses
Impairment of receivable		—	(6)	—
Loss on disposal of fixed assets		—	(5)	(5)
Other charges		—	(6,842)	(6,906)
Total other expenses		—	(6,853)	(6,911)

Disclosure Of Expenses By Nature	These expenses relate to underwriter fees for the fund raising that occurred in October 2020.

In thousands of euro	2021	2020	2019
C. Expenses by nature
Depreciation and amortization	(20,568)	(9,652)	(4,770)
Impairment of tangible and intangible assets	(20,718)	(391)	(4,972)
Wages and salaries	(77,101)	(31,754)	(14,260)
Consultancy fees	(12,626)	(2,299)	(871)
Contractors	(5,204)	(1,535)	(2,241)
Rent and property utilities	(7,399)	(4,691)	(2,820)
Legal fees	(2,590)	(5,362)	(633)
Employee share scheme	(2,254)	(9,326)	—
Raw material and consumables	(21,463)	(9,683)	(5,107)
Marketing	(3,500)	(1,676)	(535)
Recruitment fees	(1,079)	(1,183)	(1,447)
Travel expenses, meals, and accommodation	(6,152)	(1,790)	(3,254)
Subscriptions	(11,761)	(4,844)	(2,194)
Insurance fees	(2,040)	(556)	(343)
Fees payable to the Company’s auditors for the current year audit of the Company’s annual accounts	(4,153)	(1,224)	—
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(42)	(1,809)	(393)
Fees payable to the Company’s auditors for other services	—	(272)	(154)
Other	(14,848)	(5,424)	(3,519)
Total cost of administrative, research and development and impairment expenses	(213,498)	(93,471)	(47,513)